Net Transfers to Other Plan (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Net Transfers To Other Plan [Line Items]
Net amount transferred in the Plan reported in the statement of changes in net assets available for benefits	$ 1,613,388
Transfers into the plan	1,073,257
Transfers out of the plan	$ 2,686,645